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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Core Bond Fund (known as Intermediate Income Fund prior to May 1, 2008)

Portfolio of Investments -- March 31, 2008 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 28.3% of net assets

		BANKS:
Aa2	AA	Wells Fargo & Co., 4.95%, 10/16/13	$100,000	$101,834

		CONSUMER DISCRETIONARY:
A2	A	Costco Whoesale Corp., 5.5%, 3/15/17	100,000	103,533
Aa2	AA	Wal-Mart Stores, Inc., 4.75%, 8/15/10	100,000	103,896

		CONSUMER STAPLES:
A1	A+	Sysco Corp., 5.25%, 2/12/18	100,000	102,518

		FINANCIALS:
Aa3	AA-	Goldman Sachs, 5.75%, 10/1/16	100,000	99,833
Aa3	AA-	HSBC Finance Corp., 5.5%, 1/19/16	100,000	96,888
A1	AA-	International Lease Finance, 4.875%, 9/1/10	100,000	99,302

		HEALTH CARE:
Baa1	A-	UnitedHealth Group, 5.0%, 8/15/14	100,000	97,418

		INDUSTRIAL:
Baa3	BBB-	Lubrizol Corp., 4.625%, 10/1/09	75,000	75,300

		INSURANCE:
Baa3	BBB-	Markel Corp., 6.8%, 2/15/13	75,000	78,479

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	100,000	103,626

		TELECOMMUNICATIONS:
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	83,397
Baa1	A	Verizon New England, 6.5%, 9/15/11	75,000	78,418

		UTILITIES:
Baa2	A-	Dominion Resources Inc., 5.7%, 9/17/12	75,000	78,617
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	26,889

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,305,642)		$1,329,948

		MORTGAGE BACKED SECURITIES: 41.3% of net assets
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5.0%, 2/1/21	187,822	190,156
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6.0%, 8/1/36	241,756	248,242
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	153,454	159,345
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5.0%, 2/1/19	72,996	74,042
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6.0%, 3/1/21	126,490	130,574
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	135,781	138,822
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	31,610	32,957
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5.0%, 2/1/36	252,905	250,721
Aaa	AAA	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36	123,946	125,391
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6.0%, 12/1/36	127,394	130,670
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6.0%, 12/1/36	134,253	137,705
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6.0%, 12/1/36	224,583	227,021
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	97,859	98,893

		TOTAL MORTGAGE BACKED SECURITIES (Cost $1,908,952)		$1,944,539

		US GOVERNMENT & AGENCY OBLIGATIONS: 27.8% of net assets
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	300,000	301,007
Aaa	AAA	Freddie Mac, 5.0%, 10/18/10	150,000	159,062
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	255,972
Aaa	AAA	US Treasury Note, 3.125%, 10/15/08	300,000	302,953
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	250,000	289,219

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,253,218)		$1,308,213

		REPURCHASE AGREEMENT: 4.1% of net assets
		With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $194,824 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $191,008 (Cost $191,000)		$191,000

		TOTAL INVESTMENTS: 101.5% of net assets (Cost $4,658,812)		$4,773,700

		LIABILITIES LESS CASH AND RECEIVABLES: (1.5%) of net assets		(70,857)

		NET ASSETS: 100.00%		$4,702,843

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - March 31, 2008 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 85.7% of net assets

		US GOVERNMENT AGENCY NOTES:
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	$200,000	$200,671
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	105,000	115,887
Aaa	AAA	Fannie Mae, 6.0%, 5/15/11	100,000	109,406
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	111,672
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12	100,000	107,118
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	253,921
Aaa	AAA	Freddie Mac, 5.0%, 10/18/10	155,000	164,364
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	326,773
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	150,000	158,205

		US TREASURY NOTES:
Aaa	AAA	US Treasury Note, 3.125%, 10/15/08	60,000	60,591
Aaa	AAA	US Treasury Note, 4.75%, 11/15/08	175,000	178,623
Aaa	AAA	US Treasury Note, 4.0%, 6/15/09	225,000	231,627
Aaa	AAA	US Treasury Note, 4.0%, 3/15/10	125,000	130,762
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	165,000	181,719
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12	300,000	322,242
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	60,000	65,597
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	75,000	82,582
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	40,000	43,481

		MORTGAGE BACKED SECURITIES:
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	55,006	56,469
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5.0%, 6/1/18	94,210	95,559
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	23,707	24,718
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	21,250	22,156
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6.0%, 8/1/32	41,131	42,399
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	97,589	98,892
Aaa	AAA	Freddie Mac, Mortgage Pool #E57247, 6.5%, 3/1/09	5,527	5,653
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	43,625	44,750
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	24,094	25,157
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7.0%, 9/20/27	12,221	13,073

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,145,300)		$3,274,067

		REPURCHASE AGREEMENT: 12.4% of net assets
		With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $482,469 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $473,020 (Cost $473,000)		$473,000

		TOTAL INVESTMENTS: 98.1% of net assets (Cost $3,618,300)		$3,747,067

		CASH AND RECEIVABLES LESS LIABILITIES: 1.9% of net assets		73,388

		NET ASSETS: 100.00%		$3,820,455

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - March 31, 2008 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P

		CORPORATE DEBT SECURITIES: 48.4% of net assets

		BANKS:
Aa1	AA	Bank of America, 4.875%, 9/15/12	$150,000	$152,335

		COMPUTERS & PERIPHERAL:
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	125,000	130,742
A1	A+	IBM Corp, 4.75%, 11/29/12	150,000	155,405

		CONSUMER DISCRETIONARY:
A2	A+	Target Corp., 5.875%, 3/1/12	175,000	183,966
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	150,000	154,179

		CONSUMER STAPLES:
Aa2	A+	Pepsico Inc., 4.65%, 2/15/13	125,000	129,519

		ENERGY:
A1	A	Conoco Funding Co., 6.35%, 10/15/11	150,000	163,560
Aa1	AA	Texaco Capital Inc., 5.5%, 1/15/09	150,000	152,389

		FINANCIALS:
A1	A+	American Express, 4.75%, 6/17/09	175,000	175,598
A3	A-	CIT Group Inc., 4.125%, 11/03/09	150,000	124,061
Aa3	AA	Citigroup Inc., 4.25%, 7/29/09	150,000	149,835
Aaa	AAA	General Electric Capital Corp., 4.25%, 6/15/12	150,000	149,849
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	150,000	153,991
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	150,000	154,307
A1	AA-	International Lease Finance, 4.875%, 9/1/10	225,000	223,429
A1	A+	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	225,000	228,084
Aa3	AA-	Morgan Stanley Co., 3.625%, 4/1/08	170,000	170,000

		HEALTH CARE:
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	150,000	157,223

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	175,000	182,802

		UTILITIES:
A1	A+	National Rural Utilities, 4.75%, 3/1/14	125,000	125,218

		TOTAL CORPORATE DEBT SECURITIES (Cost $3,201,749)		$3,216,492

		US GOVERNMENT & AGENCY OBLIGATIONS: 41.8% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	250,000	259,883
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	300,000	317,990
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13	400,000	421,878
Aaa	AAA	US Treasury Note, 3.625%, 1/15/10	525,000	543,662
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11	350,000	377,262
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12	200,000	220,672
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12	250,000	268,535
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	165,000	180,392
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	175,000	192,692

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,602,950)		$2,782,966

		TOTAL DEBT INSTRUMENTS (Cost $5,804,699)		$5,999,458

		REPURCHASE AGREEMENT: 8.8% of net assets
		With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $597,732 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $586,024 (Cost $586,000)		$586,000

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $6,390,699)		$6,585,458

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets		67,399

		NET ASSETS: 100.00%		$6,652,857

Madison Mosaic Income Trust

COINS Fund

Portfolio of Investments - March 31, 2008 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 94.9% of net assets

		BANKS:
Aa1	AA	Bank of America, 4.875%, 9/15/12	$15,000	$20,311
Aa3	A+	Bank One Corp., 7.875%, 8/1/10	15,000	21,383
Aa3	AA-	Wachovia Corp., 3.625%, 2/17/09	20,000	14,956
Aa2	AA	Wells Fargo & Co., 4.95%, 10/16/13	20,000	15,275

		CHEMICALS:
A2	A	DuPont, 4.75%, 11/15/12	15,000	15,473

		COMPUTERS & PERIPHERAL:
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	20,000	20,918
A1	A+	IBM Corp., 4.75%, 11/29/12	20,000	20,721

		CONSUMER DISCRETIONARY:
Baa2	BBB+	Comcast Cable, 5.9%, 3/15/16	10,000	9,934
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	20,000	21,087
A1	A+	Lowe's Companies, Inc., 8.25%, 6/1/10	20,000	22,276
A2	A+	Target Corp., 7.5%, 8/15/10	20,000	21,713
Aa2	AA	Wal-Mart Stores Inc., 4.75%, 8/15/10	20,000	20,779
Baa2	BBB-	YUM! Brands Inc., 7.7%, 7/1/12	10,000	10,922

		CONSUMER STAPLES:
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	20,000	20,868
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17	15,000	15,681
A3	A	Coca Cola Enterprises, 4.375%, 9/15/09	15,000	15,258
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	10,000	10,784
A2	A+	Kimberly-Clark, 6.125%, 8/1/17	10,000	10,826
Baa2	BBB+	Kraft Foods Inc., 6.5%, 8/11/17	10,000	10,277
AA3	AA-	Proctor & Gamble Co., 4.95%, 8.15/14	20,000	20,957
A1	A+	Sysco Corp., 5.25%, 2/12/18	10,000	10,252

		ENERGY:
A1	A	Conoco Funding Co., 6.35%, 10/15/11	20,000	21,808
Baa3	BBB	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,759

		FINANCIALS:
A1	A+	American Express, 4.875%, 7/15/13	20,000	19,662
A3	A-	CIT Group Inc., 4.125%, 11/3/09	15,000	12,406
Aa3	AA-	Citigroup Inc., 4.25%, 7/29/09	20,000	19,978
Aaa	AAA	General Electric Capital Corp., 5.4%, 2/15/17	20,000	20,344
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	20,000	20,532
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	15,000	15,431
A1	AA-	International Lease Finance, 4.875%, 9/1/10	20,000	19,860
A1	A+	Merrill Lynch & Co., Inc., 6.4%, 8/28/17	15,000	14,828
Aa3	AA-	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	14,792

		HEALTH CARE:
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	15,000	16,015
Aa3	AA	Eli Lilly & Co., 6.0%, 3/15/12	15,000	16,353
Baa1	A-	UnitedHealth Group, 5.0%, 8/15/14	15,000	14,613
Baa1	A-	Wellpoint Inc., 5.0%, 1/15/11	10,000	10,100

		INDUSTRIAL:
Aa2	AA-	United Parcel, 5.5%, 1/15/18	20,000	21,169

		INSURANCE:
A1	A+	Allstate Corp., 7.2%, 12/1/09	20,000	21,165
Aaa	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	20,875

		LEISURE & TOURISM:
A2	A	Walt Disney Co., 5.7%, 7/15/11	20,000	21,229

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	20,000	20,725
Baa2	BBB-	Intuit Inc., 5.4%, 3/15/12	10,000	10,190

		TELECOMMUNICATIONS:
A2	A	Bellsouth Corp., 6.0%, 10/15/11	15,000	15,706
Baa1	A	Verizon New England, 6.5%, 9/15/11	10,000	10,456

		UTILITIES:
Baa2	A-	Dominion Resources, 5.7%, 9/17/12	10,000	10,482
A1	A+	National Rural Utilities, 4.75%, 3/1/14	15,000	15,026

		TOTAL CORPORATE DEBT SECURITIES (Cost $742,994)		$765,155

		REPURCHASE AGREEMENT: 3.9% of net assets
		With U.S. Bank National Association issued 3/31/08 at 1.5%, due 4/01/08, collateralized by $31,621 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $31,001 (Cost $31,000)		$31,000

		TOTAL INVESTMENTS: 98.8% of net assets (Cost $773,994)		$796,155

		CASH AND RECEIVABLES LESS LIABILITIES: 1.2% of net assets		10,033

		NET ASSETS: 100.00%		$806,188

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 15, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 15, 2008